CAPITAL STOCK (Detail Textuals 3) (Warrant)	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Apr. 13, 2012 Private placement
Class of Warrant or Right [Line Items]
Warrants issued	1,537,060	1,537,060
Exercise price of warrants issued	0.15	0.15
Term of warrant	2 years	2 years